OTHER ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)
OTHER ASSETS
Refundable deposit	$ 150,733		$ 32,873
Property and equipment, net	108,316		117,630
Staff advances	36,468		61,745
Deferred tax assets	17,174		1,576
Intangible assets, net	10,216		7,693
Others	70,419		17,918
Total	$ 393,326	$ 50,729	$ 239,435